Schedule of Investments ─ IQ CBRE Real Assets ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 98.9%
Communication Services — 1.6%
Cellnex Telecom SA*	879	$35,994
Infrastrutture Wireless Italiane SpA	1,512	19,029
NETLINK NBN TRUST	37,088	24,022

Total Communication Services		79,045

Consumer Discretionary — 0.6%
Hyatt Hotels Corp., Class A	243	30,703

Energy — 5.6%
Enbridge, Inc.	3,075	113,258
EnLink Midstream LLC*	2,268	26,309
ONEOK, Inc.	478	32,045
Plains GP Holdings LP, Class A*	2,162	33,922
Targa Resources Corp.	930	76,251

Total Energy		281,785

Industrials — 14.4%
Aena SME SA	152	24,367
Atlas Arteria Ltd.	23,048	97,534
Canadian National Railway Co.	316	38,374
China Merchants Port Holdings Co., Ltd.	18,326	25,144
CSX Corp.	2,782	92,696
Eiffage SA	368	38,391
Ferrovial SE	472	15,685
Flughafen Zurich AG	205	43,585
Getlink SE	688	12,133
Grupo Aeroportuario del Centro Norte SAB de CV	5,186	58,621
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,882	131,459
Jiangsu Expressway Co., Ltd., Class H	24,777	22,652
Transurban Group	3,523	34,043
Union Pacific Corp.	144	33,411
West Japan Railway Co.	1,204	49,514

Total Industrials		717,609

Real Estate — 51.8%
Activia Properties, Inc.	8	23,311
Aedifica SA	329	22,671
AEON REIT Investment Corp.	13	13,697
Alexandria Real Estate Equities, Inc.	698	87,725
American Tower Corp.	102	19,412
Americold Realty Trust, Inc.	824	26,714
Apartment Income REIT Corp.	1,400	48,356
Broadstone Net Lease, Inc.	928	15,126
CapitaLand Ascendas REIT	29,516	62,464
CK Asset Holdings Ltd.	9,050	52,220
Crown Castle, Inc.	1,556	168,499
CubeSmart	1,783	77,311
Digital Realty Trust, Inc.	424	52,839
Equinix, Inc.	189	153,075
Essex Property Trust, Inc.	232	56,504
Eurocommercial Properties NV	1,008	25,561
Extra Space Storage, Inc.	386	53,874
First Capital Real Estate Investment Trust	1,768	19,785
Four Corners Property Trust, Inc.	664	17,463
Frasers Logistics & Commercial Trust	36,676	33,698
Gecina SA	96	10,410
Goodman Group	1,794	24,831
Hang Lung Properties Ltd.	9,840	15,267
Hulic REIT, Inc.	8	9,291
ICADE	385	15,740
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Independence Realty Trust, Inc.	1,801	$30,689
Invitation Homes, Inc.	3,049	108,240
Japan Hotel REIT Investment Corp.	32	15,901
Japan Metropolitan Fund Invest	56	38,429
Kenedix Office Investment Corp.	8	19,032
Kite Realty Group Trust	861	19,700
Klepierre SA	1,608	42,815
Land Securities Group PLC	5,013	41,757
LaSalle Logiport REIT	16	17,128
Link REIT	14,569	81,544
LondonMetric Property PLC	4,152	9,872
Macerich Co. (The)	2,111	26,915
Merlin Properties Socimi SA	3,628	33,880
Montea NV	204	16,577
Orix JREIT, Inc.	24	30,557
Park Hotels & Resorts, Inc.	2,339	31,881
PSP Swiss Property AG	332	39,372
Public Storage	636	179,193
Rexford Industrial Realty, Inc.	1,405	77,401
RLJ Lodging Trust	1,880	19,364
Safestore Holdings PLC	1,590	18,126
Scentre Group	25,074	47,478
Simon Property Group, Inc.	1,042	129,833
Spirit Realty Capital, Inc.	1,095	44,161
Stockland	8,848	25,161
Sun Communities, Inc.	689	89,777
Sunstone Hotel Investors, Inc.	1,920	19,565
Tricon Residential, Inc.	3,260	30,416
Unibail-Rodamco-Westfield*	337	19,158
United Urban Investment Corp.	16	17,286
Welltower, Inc.	1,956	160,685

Total Real Estate		2,587,737

Utilities — 24.9%
AES Corp. (The)	2,989	64,652
ALLETE, Inc.	300	17,229
Alliant Energy Corp.	1,208	64,918
Atmos Energy Corp.	365	44,424
China Gas Holdings Ltd.	18,648	20,779
China Resources Gas Group Ltd.	4,088	14,101
Chubu Electric Power Co., Inc.	1,992	24,991
CLP Holdings Ltd.	6,840	55,650
CMS Energy Corp.	1,350	82,444
DTE Energy Co.	758	86,639
Edison International	173	12,449
Emera, Inc.	831	33,770
Engie SA	1,425	23,429
ENN Energy Holdings Ltd.	1,408	16,926
Essential Utilities, Inc.	902	38,146
Eversource Energy	1,117	80,793
Kansai Electric Power Co., Inc. (The)	1,840	24,217
National Grid PLC	6,556	87,010
NextEra Energy, Inc.	2,161	158,401
PPL Corp.	3,592	98,888
Severn Trent PLC	849	27,899
WEC Energy Group, Inc.	1,473	132,364
Xcel Energy, Inc.	531	33,310

Total Utilities		1,243,429

Total Common Stocks
(Cost $4,933,877)		4,940,308

Schedule of Investments ─ IQ CBRE Real Assets ETF (continued)

July 31, 2023 (unaudited)

	Shares	Value

Short-Term Investment — 1.1%

Money Market Fund — 1.1%

BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.15%(a)
(Cost $55,517)	55,517	$55,517

Total Investments — 100.0%
(Cost $4,989,394)		4,995,825
Other Assets and Liabilities, Net — 0.0%(b)		1,921
Net Assets — 100.0%		$4,997,746

*	Non-income producing securities.
(a)	Reflects the 7-day yield at July 31, 2023.
(b)	Less than 0.05%.

Schedule of Investments ─ IQ CBRE Real Assets ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$4,940,308	$—	$—	$4,940,308
Short-Term Investment:
Money Market Fund	55,517	—	—	55,517
Total Investments in Securities	$4,995,825	$—	$—	$4,995,825

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.